Nature of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2026
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities

The accompanying consolidated financial statements reflect the activities of WiMi Cayman and each of the following entities as of June 30, 2026:

Name	Background	Ownership
WiMi Hologram Cloud Limited (“WiMi HK”)	● A Hong Kong company ● Incorporated on September 4, 2018	100% owned by WiMi Cayman

Beijing Hologram WiMi Cloud Network Technology Co., Ltd. (“WiMi WFOE”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on September 20, 2018 ● A holding company	100% owned by WiMi HK

Beijing WiMi Cloud Software Co., Ltd. (“Beijing WiMi”)	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Primarily engages in AR advertising services	VIE of WiMi WFOE

Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Primarily engages in AR advertising services	100% owned by Beijing WiMi

Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Name	Background	Ownership
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)	● A PRC limited liability company ● Incorporated on June 9, 2021 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● A PRC limited liability company ● Incorporated on September 24, 2020 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● A Hong Kong company ● Incorporated on February 22, 2016 ● Primarily engages in AR advertising services	100% owned by Beijing WiMi

Skystar Development Co., Ltd (“Skystar”)	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Primarily engages in AR advertising services	100% owned by Micro Beauty

Viru Technology Limited (“Viru”)	● A Hong Kong company ● Incorporated on April 15, 2021 ● Primarily engages in AR advertising services	55% owned by WiMi HK

Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)	● A PRC limited liability company ● Incorporated on August 26, 2022 ● No material operation as of June 30, 2026	100% owned by Viru
Name	Background	Ownership
VIDA Semicon Co., Limited (“VIDA”)	● A Hong Kong company ● Incorporated on August 21, 2020	53% owned by WiMi HK

Weeto Investment PTE. Ltd (“Weeto”)	● A Singapore limited liability company ● Incorporated on April 28, 2022 ● No material operations as of June 30, 2026	100% owned by WiMi Cayman

Lixin Technology Co., Ltd. (“Lixin Technology”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on August 4, 2020	100% owned by WiMi Cayman

Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	● A PRC limited liability company ● Incorporated on October 10, 2020 ● Plan to support the daily operations of Lixin Technology	100% owned by Lixin Technology

Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on March 4, 2021 ● A holding company	100% owned by WiMi Cayman

Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	● A PRC limited liability company ● Incorporated on May 21, 2021 ● Plan to engage in AR advertising services	100% owned by TJ Zhongzheng
Name	Background	Ownership
MicroAlgo Inc. (“MicroAlgo”)	● A Cayman company ● Incorporated on May 14, 2018 ● A holding company	53.3% owned by WiMi Cayman

VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● A Cayman company ● Incorporated on September 24, 2020 ● A holding company	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022

VIYI Technology Ltd. (“VIYI Ltd”)	● A Hong Kong company ● Incorporated on October 9, 2020 ● A holding company	100% owned by VIYI

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on November 18, 2020 ● A holding company	100% owned by VIYI Ltd

Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	● A PRC limited liability company ● Incorporated on November 30, 2020 ● Engages in providing AR advertising services	58% owned by Shenzhen Weiyixin

Hainan Weidong Technology Co., Ltd. (“Weidong”)	● A PRC limited liability company ● Incorporated on October 28, 2020 ● Primarily engages in AR advertising services	Dissolved on July 2,2026

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	● A PRC limited liability company ● Incorporated on March 18, 2019 ● Engages in AR advertising services	99% owned by Weidong, 1% owned by SZ Weidong before April 16,2026, 100% owned by Shenzhen Weiyixin after April 16,2026.
Name	Background	Ownership
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Primarily engages in AR advertising services	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yitian

CDDI Capital Ltd (“CDDI”)	● A British Virgin Islands Company ● Incorporated on June 5, 2023	100% owned by VIYI Technology Limited

VIWO Technology Inc. (“VIWO Cayman”)	● Incorporated on June 27, 2023, under the laws of the Cayman Islands ● A holding company	55% owned by CDDI Capital Ltd

Viwo Technology Limited. (“Viwo Tech”)	● A Hong Kong company ● Incorporated on April 15, 2021 ● Engages in AR advertising services	100% owned by VIWO Cayman

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	● A PRC limited liability company ● Incorporated on July 19, 2021 ● No operations as of June 30, 2026	100% owned by Viwo Tech

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	● A PRC limited liability company ● Incorporated on June 22, 2021 ● Engages in AR advertising services	100% owned by Viwotong Tech from November 19, 2021 to February 6, 2024; 100% owned by Beijing Viwotong from February 6, 2024 to November 21, 2024; 100% owned by BJ Weiyun after November 21, 2024
Name	Background	Ownership
Beijing Younike Information Technology Co., Ltd. (“Younike”)	● A PRC limited liability company ● Incorporated on July 22, 2022 ● Engages in AR advertising services	100% owned by Viwotong Tech from December 23, 2022 to February 28, 2024; 100% owned by Beijing Viwotong from February 28, 2024 to November 11, 2024; 100% owned by BJ Weiyun after November 11, 2024

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	● A PRC limited liability company ● Incorporated on March 27, 2023 ● Primarily engages in AR advertising services	Dissolved on May 8,2026

VIWO Technology (HK) Limited (VIWO HK)	● A Hong Kong company ● Incorporated on December 20,2023 ● A holding company	100% owned by VIWO Cayman

Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”)	● A PRC limited liability company ● Incorporated on January 23, 2024 ● Primarily engages in AR advertising services	100% owned by VIWO HK

Beijing Weiyun Spacetime Technology Co., Ltd. (“BJ Weiyun”)	● A PRC limited liability company ● Incorporated on March 7, 2024 ● Primarily engages in AR advertising services	100% owned by Beijing Viwotong

Weiyiyuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)	● A Limited Partnership ● Incorporated on June 20, 2024 ● No operations as of June 30, 2026	50% owned by Shenzhen Weiyixin; 50% owned by WiMi WFOE